Note 5 - Fair Value of Below Market Time Charters Acquired	6 Months Ended
Jun. 30, 2025
Notes to Financial Statements
Below Market Time Charters Acquired [Text Block]

5. Fair Value of Below Market Time Charters Acquired

Details of the Company’s fair value of below market acquired time charters acquired are discussed in Note 7 of the Company’s consolidated financial statements, included in the 2024 Annual Report and no change took place in the six-month period ended June 30, 2025, other than the amortization for the period.

Balance, January 1, 2025	2,626,130
Amortization of fair value of below market time charters acquired	2,450,015
Balance, June 30, 2025	176,115

The unamortized balance of this intangible liability as of June 30, 2025 of $176,115 (net of accumulated amortization of $17,515,583) will be amortized by the end of July 2025.